Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Taxes
Income before income taxes	$ 8,179,000	$ 21,684,000	$ 21,051,000	$ 52,411,000
Income tax (expense)	$ 3,000	$ 3,000	$ 6,000	$ 6,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Deferred tax assets recognized	$ 0		$ 0		$ 0